Note 24 - Capital Management (Details Textual)	Mar. 31, 2019	Mar. 31, 2018
Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	1.76%	1.26%
Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	2.40%	1.72%